Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.3%
Advertising - 0.1%
The Interpublic Group of Cos., Inc.	2,003	$70,826
Aerospace/Defense - 2.3%
Howmet Aerospace, Inc. (a)	2,090	68,594
Lockheed Martin Corp.	1,611	598,760
Northrop Grumman Corp.	794	288,238
The Boeing Co. (a)	3,849	871,721
TransDigm Group, Inc. (a)	309	198,097
		2,025,410
Airlines - 0.7%
Alaska Air Group, Inc. (a)	898	52,111
American Airlines Group, Inc. (a) (b)	4,419	90,059
Delta Air Lines, Inc. (a)	5,242	209,156
Southwest Airlines Co. (a)	3,885	196,270
United Airlines Holdings, Inc. (a)	2,077	97,038
		644,634
Apparel - 1.3%
NIKE, Inc. - Class B	6,494	1,087,810
Under Armour, Inc. - Class A (a)	1,209	24,724
		1,112,534
Auto Manufacturers - 2.8%
Cummins, Inc.	751	174,307
Tesla, Inc. (a)	3,276	2,251,267
		2,425,574
Banks - 7.6%
Bank of America Corp.	44,247	1,697,315
Citizens Financial Group, Inc.	2,397	101,058
Comerica, Inc.	1,084	74,427
Huntington Bancshares, Inc.	7,586	106,811
JPMorgan Chase & Co.	13,266	2,013,513
M&T Bank Corp.	725	97,041
Regions Financial Corp.	5,824	112,112
The PNC Financial Services Group, Inc.	2,580	470,618
US Bancorp	10,172	564,953
Wells Fargo & Co.	28,035	1,287,928
Zions Bancorp	1,282	66,856
		6,592,632
Beverages - 0.2%
Brown-Forman Corp. - Class B (b)	1,945	137,939
Biotechnology - 0.9%
Biogen, Inc. (a)	496	162,058
Illumina, Inc. (a)	713	353,470
Vertex Pharmaceuticals, Inc. (a)	1,425	287,251
		802,779
Chemicals - 1.2%
Celanese Corp. (b)	643	100,160
Dow, Inc.	3,791	235,649
Ecolab, Inc.	1,386	306,070
The Sherwin-Williams Co.	1,295	376,884
		1,018,763
Commercial Services - 5.5%
Automatic Data Processing, Inc.	2,251	471,877
Cintas Corp.	440	173,439
FleetCor Technologies, Inc. (a)	421	108,711
Gartner, Inc. (a)	403	106,686
MarketAxess Holdings, Inc. (b)	447	212,401
Moody's Corp.	1,596	600,096
PayPal Holdings, Inc. (a)	5,602	1,543,519
Robert Half International, Inc.	721	70,809
Rollins, Inc.	2,344	89,846
S&P Global, Inc. (b)	3,014	1,292,162
Verisk Analytics, Inc.	774	147,014
		4,816,560
Computers - 3.7%
Apple, Inc.	17,126	2,497,998
Cognizant Technology Solutions Corp.	2,703	198,752
Fortinet, Inc. (a)	1,778	484,043
		3,180,793
Cosmetics/Personal Care - 2.8%
The Estee Lauder Cos., Inc.	1,210	403,935
The Procter & Gamble Co.	14,444	2,054,370
		2,458,305
Distribution/Wholesale - 0.5%
Copart, Inc. (a)	1,026	150,822
Fastenal Co.	3,171	173,676
Pool Corp.	221	105,598
		430,096
Diversified Financial Services - 11.7%
American Express Co.	4,537	773,695
Ameriprise Financial, Inc.	723	186,216
Capital One Financial Corp.	3,439	556,086
Discover Financial Services	2,112	262,564
MasterCard, Inc. - Class A	9,717	3,750,179
Raymond James Financial, Inc.	624	80,795
Synchrony Financial	3,186	149,806
T Rowe Price Group, Inc.	1,159	236,621
Visa, Inc. - Class A (b)	16,833	4,147,483
		10,143,445
Electrical Components & Equipment - 0.3%
Generac Holdings, Inc. (a)	590	247,422
Electronics - 0.6%
Allegion PLC	500	68,300
Fortive Corp.	1,918	139,362
Mettler-Toledo International, Inc. (a)	113	166,529
Waters Corp. (a)	289	112,655
		486,846
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	688	130,445
Entertainment - 0.2%
Caesars Entertainment, Inc. (a) (b)	1,417	123,789
Live Nation Entertainment, Inc. (a) (b)	1,199	94,589
		218,378
Food - 0.4%
Campbell Soup Co.	1,279	55,918
General Mills, Inc.	3,041	178,993
The Hershey Co.	776	138,811
		373,722
Hand/Machine Tools - 0.1%
Snap-On, Inc.	309	67,356
Healthcare-Products - 4.2%
Abbott Laboratories	9,372	1,133,824
ABIOMED, Inc. (a)	204	66,736
Align Technology, Inc. (a)	374	260,229
Edwards Lifesciences Corp. (a)	3,177	356,682
Hologic, Inc. (a)	1,390	104,306
IDEXX Laboratories, Inc. (a)	1,020	692,101
Intuitive Surgical, Inc. (a)	598	592,893
ResMed, Inc.	706	191,891
The Cooper Cos., Inc.	271	114,300
West Pharmaceutical Services, Inc.	378	155,634
		3,668,596
Home Builders - 0.3%
Lennar Corp. - Class A (b)	1,543	162,246
NVR, Inc. (a)	12	62,671
PulteGroup, Inc.	1,456	79,891
		304,808
Household Products/Wares - 0.2%
The Clorox Co. (b)	797	144,169
Housewares - 0.1%
Newell Brands, Inc.	2,306	57,074
Insurance - 0.1%
Assurant, Inc.	327	51,604
W R Berkley Corp.	898	65,707
		117,311
Internet - 5.6%
Amazon.com, Inc. (a)	601	1,999,882
Booking Holdings, Inc. (a)	226	492,287
eBay, Inc. (b)	3,612	246,374
Etsy, Inc. (a)	1,548	284,073
Expedia Group, Inc. (a)	1,014	163,122
Netflix, Inc. (a)	2,314	1,197,657
NortonLifeLock, Inc.	2,597	64,458
Twitter, Inc. (a) (b)	4,328	301,878
VeriSign, Inc. (a)	503	108,834
		4,858,565
Leisure Time - 0.3%
Carnival Corp. (a) (b)	5,041	109,138
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,646	63,583
Royal Caribbean Cruises Ltd. (a)	1,628	125,144
		297,865
Lodging - 0.9%
Hilton Worldwide Holdings, Inc. (a)	1,816	238,713
Las Vegas Sands Corp. (a)	2,254	95,457
Marriott International, Inc. (a)	1,592	232,400
MGM Resorts International	2,622	98,404
Wynn Resorts Ltd. (a)	944	92,824
		757,798
Media - 1.8%
The Walt Disney Co. (a)	8,718	1,534,542
Mining - 0.3%
Newmont Goldcorp Corp.	4,414	277,288
Miscellaneous Manufacturing - 1.6%
3M Co.	3,169	627,272
A O Smith Corp.	846	59,499
Illinois Tool Works, Inc.	1,604	363,579
Trane Technologies PLC	1,600	325,776
		1,376,126
Oil & Gas - 0.4%
Devon Energy Corp.	3,392	87,649
Diamondback Energy, Inc.	888	68,491
Hess Corp.	1,256	96,009
Occidental Petroleum Corp. (b)	4,515	117,842
		369,991
Oil & Gas Services - 0.5%
Baker Hughes Co.	4,863	103,290
Halliburton Co.	4,312	89,172
NOV, Inc. (a)	2,617	36,141
Schlumberger Ltd.	6,125	176,584
		405,187
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	11,532	782,677
Cardinal Health, Inc.	2,113	125,470
Cigna Corp.	1,947	446,817
DexCom, Inc. (a) (b)	484	249,507
Eli Lilly & Co.	6,844	1,666,514
Pfizer, Inc.	29,989	1,283,829
Zoetis, Inc.	4,764	965,663
		5,520,477
Retail - 6.2%
Best Buy Co., Inc. (b)	1,939	217,847
Chipotle Mexican Grill, Inc. (a)	143	266,472
Darden Restaurants, Inc.	638	93,071
Domino's Pizza, Inc.	181	95,114
Genuine Parts Co.	837	106,232
McDonald's Corp.	3,926	952,879
Ross Stores, Inc.	2,227	273,230
Starbucks Corp.	6,698	813,338
Target Corp.	2,960	772,708
The TJX Cos., Inc.	6,996	481,395
Ulta Beauty, Inc. (a)	316	106,113
Walmart, Inc.	7,323	1,043,894
Yum! Brands, Inc.	1,549	203,523
		5,425,816
Semiconductors - 9.2%
Advanced Micro Devices, Inc. (a) (b)	5,332	566,205
Applied Materials, Inc.	5,021	702,588
Broadcom, Inc.	1,817	881,972
KLA Corp.	942	327,967
Lam Research Corp. (b)	800	509,928
Maxim Integrated Products, Inc.	1,415	141,373
Microchip Technology, Inc.	1,277	182,764
Monolithic Power Systems, Inc.	201	90,301
NVIDIA Corp.	11,314	2,206,117
NXP Semiconductors NV (b)	1,328	274,086
Qorvo, Inc. (a)	581	110,152
Texas Instruments, Inc.	9,860	1,879,513
Xilinx, Inc.	1,115	167,072
		8,040,038
Software - 13.5%
Adobe, Inc. (a)	4,766	2,962,688
ANSYS, Inc. (a)	404	148,858
Autodesk, Inc. (a)	1,121	359,987
Cadence Design System, Inc. (a)	1,328	196,079
Citrix Systems, Inc.	510	51,382
Intuit, Inc.	1,198	634,904
Jack Henry & Associates, Inc.	405	70,506
Microsoft Corp.	16,557	4,717,255
MSCI, Inc.	454	270,566
Oracle Corp.	10,035	874,450
Paychex, Inc.	3,102	353,070
Paycom Software, Inc. (a)	242	96,800
PTC, Inc. (a)	468	63,391
ServiceNow, Inc. (a)	1,057	621,400
Synopsys, Inc. (a)	662	190,649
Tyler Technologies, Inc. (a) (b)	181	89,168
		11,701,153
Telecommunications - 1.8%
Cisco Systems, Inc.	24,476	1,355,236
Motorola Solutions, Inc.	749	167,716
		1,522,952
Transportation - 1.0%
United Parcel Service, Inc. - Class B	4,492	859,589
TOTAL COMMON STOCKS (Cost $82,283,489)		84,623,804

REAL ESTATE INVESTMENT TRUSTS - 2.6%
American Tower Corp.	2,293	648,461
Crown Castle International Corp. (b)	2,114	408,192
Equinix, Inc.	399	327,344
Host Hotels & Resorts, Inc. (a)	3,611	57,523
Public Storage	711	222,173
SBA Communications Corp. (b)	598	203,912
Simon Property Group, Inc. (b)	1,476	186,744
UDR, Inc. (b)	1,364	75,006
Weyerhaeuser Co.	3,981	134,279
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,253,097)		2,263,634

SHORT-TERM INVESTMENTS - 0.4%	Principal Amount
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$353,675	353,675
TOTAL SHORT-TERM INVESTMENTS (Cost $353,675)		353,675

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.3%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	7,208,555	7,208,555
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,208,555)		7,208,555
Total Investments (Cost $92,098,816) - 108.6%		94,449,668
Liabilities in Excess of Other Assets - (8.6)%		(7,480,315)
TOTAL NET ASSETS - 100.0%		$86,969,353

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $7,054,195 or 8.1% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 84,623,804	$ -	$ -	$ -	$ 84,623,804
Real Estate Investment Trusts	2,263,634	-	-	-	2,263,634
Short-Term Investments	353,675	-	-	-	353,675
Investments Purchased with Proceeds from Securities Lending	-	-	-	7,208,555	7,208,555
Total Investments in Securities	$ 87,241,113	$ -	$ -	$ 7,208,555	$ 94,449,668
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.